Balance Sheets (Unaudited) (USD $)	Dec. 31, 2014	Jun. 30, 2014
Statement of Financial Position [Abstract]
Cash	$ 54,151	$ 41,015
Accounts receivable	7,500	4,500
Total Current Assets	61,651	45,515
Film Assets	27,360	27,360
Film Equipment	1,889	1,889
Total Other Assets	29,248	29,248
Furniture and Equipment	988	988
Total Fixed Assets	988	988
Total Assets	91,887	75,751
Accounts payable	8,500
Total Current Liabilities	8,500
Total Liabilities	8,500
Common stock $0.001 par value 75,000,000 shares authorized 10,851,500 shares issued and outstanding at December 31, 2014 and June 30, 2014, respectively	10,851	10,851
Additional paid in capital	136,048	136,048
Accumulated Deficit	(63,513)	(71,148)
Total Stockholders' Equity (Deficit)	83,386	75,751
Total Liabilities and Stockholders' Equity (Deficit)	$ 91,887	$ 75,751